Cash and cash equivalents (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 36,049	R$ 47,375
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	36,049	47,344
Local Currency [Member] | Private Bonds [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents		10
Local Currency [Member] | Automatic Deposits [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	36,049	47,334
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents		31
Foreign Currency [Member] | Private Bonds [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents		R$ 31